Financial risk management - Disclosure of internal credit exposures explanatory (Detail)	Dec. 31, 2025	Dec. 31, 2024
High grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.20%	8.55%
Standard grade [member] | Small Business Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.21%	8.56%
Standard grade [member] | Small Business Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	14.24%	17.86%
Sub-standard grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	14.25%	17.87%
Credit card | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	4.55%	5.25%
Credit card | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	4.56%	5.26%
Credit card | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	10.32%	12.05%
Credit card | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	10.33%	12.06%
Mortgage loans [member] | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.51%	1.12%
Mortgage loans [member] | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.52%	1.13%
Mortgage loans [member] | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	4.93%	3.55%
Mortgage loans [member] | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	4.94%	3.56%
Payroll Loans | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.63%	2.36%
Payroll Loans | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.64%	2.37%
Payroll Loans | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	6.13%	5.15%
Payroll Loans | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	6.14%	5.16%
Consumer | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	6.81%	7.11%
Consumer | Standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	6.82%
Consumer | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage		7.12%
Consumer | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	14.93%	14.68%
Consumer | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	14.94%	14.69%
Vehicular | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.88%	3.76%
Vehicular | Standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.88%	3.76%
Vehicular | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.88%	3.76%
Corporate | High grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.22%	0.10%
Corporate | Standard grade [member] | Small Business Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.23%	0.11%
Corporate | Standard grade [member] | Small Business Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.44%	0.20%
Corporate | Sub-standard grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.45%	0.21%
Institutional | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.31%	0.66%
Institutional | Standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.31%	0.66%
Institutional | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.31%	0.66%
Companies | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.79%	3.45%
Companies | Standard grade [member] | Commercial Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.80%	3.46%
Companies | Standard grade [member] | Commercial Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.31%	8.13%
Companies | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.32%	8.14%
Real Estate | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.31%	2.61%
Real Estate | Standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.31%	2.61%
Real Estate | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.31%	2.61%